Fair Value Measurements - Schedule of Financial Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Assets:
Total assets	$ 130,323,297	$ 102,138,351
Liabilities:
Total liabilities	60,179,187	179,650,184
March 2025 Investor Note [Member]
Liabilities:
Total liabilities	52,813,643
Level 1 [Member]
Assets:
Total assets	130,323,297	102,138,351
Liabilities:
Total liabilities	0	0
Level 1 [Member] | March 2025 Investor Note [Member]
Liabilities:
Total liabilities	0
Level 2 [Member]
Assets:
Total assets	0	0
Liabilities:
Total liabilities	0	0
Level 2 [Member] | March 2025 Investor Note [Member]
Liabilities:
Total liabilities	0
Level 3 [Member]
Assets:
Total assets	0	0
Liabilities:
Total liabilities	60,179,187	179,650,184
Level 3 [Member] | March 2025 Investor Note [Member]
Liabilities:
Total liabilities	52,813,643
Digital Assets [Member]
Assets:
Total assets	130,323,297	102,138,351
Digital Assets [Member] | Level 1 [Member]
Assets:
Total assets	130,323,297	102,138,351
Digital Assets [Member] | Level 2 [Member]
Assets:
Total assets	0	0
Digital Assets [Member] | Level 3 [Member]
Assets:
Total assets	0	0
SAFEs [Member]
Liabilities:
Total liabilities		171,080,533
SAFEs [Member] | Level 1 [Member]
Liabilities:
Total liabilities		0
SAFEs [Member] | Level 2 [Member]
Liabilities:
Total liabilities		0
SAFEs [Member] | Level 3 [Member]
Liabilities:
Total liabilities		171,080,533
Customer Rewards Liability [Member]
Liabilities:
Total liabilities	7,365,544	8,569,651
Customer Rewards Liability [Member] | Level 1 [Member]
Liabilities:
Total liabilities	0	0
Customer Rewards Liability [Member] | Level 2 [Member]
Liabilities:
Total liabilities	0	0
Customer Rewards Liability [Member] | Level 3 [Member]
Liabilities:
Total liabilities	$ 7,365,544	$ 8,569,651